Principal Associates and Joint Ventures - Summary of Principal Investments Accounted for Using the Equity Method (Detail)	12 Months Ended
Dec. 31, 2018
Infraserv Gmbh and Co Hochst KG [member]
Disclosure of joint operations [line Items]
Name of joint operation	Infraserv GmbH & Co. Höchst KG
Country of incorporation of joint operation	Germany
Proportion of ownership interest in joint operation	31.20%
Bristol-Myers Squibb / Sanofi Canada Partnership [member]
Disclosure of joint operations [line Items]
Name of joint operation	Bristol-Myers Squibb / Sanofi Canada Partnership
Country of incorporation of joint operation	Canada
Proportion of ownership interest in joint operation	49.90%
China Resources Sanjiu Sanofi Consumer Healthcare Ltd [member]
Disclosure of joint operations [line Items]
Name of joint operation	China Resources Sanjiu Sanofi Consumer Healthcare Ltd
Country of incorporation of joint operation	China
Proportion of ownership interest in joint operation	30.00%
Bristol-Myers Squibb / Sanofi Pharmaceuticals Holding Partnership [member]
Disclosure of joint operations [line Items]
Name of joint operation	Bristol-Myers Squibb / Sanofi Pharmaceuticals Holding Partnership
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	49.90%
Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership [member]
Disclosure of joint operations [line Items]
Name of joint operation	Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	49.90%
Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership Puerto Rico [member]
Disclosure of joint operations [line Items]
Name of joint operation	Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership Puerto Rico
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	49.90%
Bristol-Myers Squibb / Sanofi-Synthelabo Partnership [member]
Disclosure of joint operations [line Items]
Name of joint operation	Bristol-Myers Squibb / Sanofi-Synthélabo Partnership
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	49.90%
Bristol-Myers Squibb / Sanofi-Synthelabo Puerto Rico Partnership [member]
Disclosure of joint operations [line Items]
Name of joint operation	Bristol-Myers Squibb / Sanofi-Synthélabo Puerto Rico Partnership
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	49.90%
Regeneron Pharmaceuticals, Inc. [member]
Disclosure of joint operations [line Items]
Name of joint operation	Regeneron Pharmaceuticals, Inc.
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	21.70%
Onduo LLC [member]
Disclosure of joint operations [line Items]
Name of joint operation	Onduo LLC
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	50.00%
GlaxoSmithKline Consumer Healthcare, L.P [member]
Disclosure of joint operations [line Items]
Name of joint operation	GlaxoSmithKline Consumer Healthcare, L.P.
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	11.70%
MCM Vaccine Co. [member]
Disclosure of joint operations [line Items]
Name of joint operation	MCM Vaccine Co.
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	50.00%
MCM Vaccine BV [member]
Disclosure of joint operations [line Items]
Name of joint operation	MCM Vaccine BV
Country of incorporation of joint operation	Netherlands
Proportion of ownership interest in joint operation	50.00%
Maphar [member]
Disclosure of joint operations [line Items]
Name of joint operation	Maphar
Country of incorporation of joint operation	Morocco
Proportion of ownership interest in joint operation	48.30%